PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

2002 was another tough year for stock market investors, registering the third consecutive year of losses for the U.S. stock market. All major indices lost ground in 2002, with the S&P 500, the NASDAQ Composite, and the Russell 2000 Growth Index losing 22.1%, 31.3%, and 30.3% respectively. To put this in perspective, the last time the S&P 500 lost money for three consecutive years was from 1939 to 1941. The drums of war were beating back then as well. Similar to the present, 1942 was a point of uncertainty for many investors. In retrospect, those who were able to overcome their fears and invest in equities profited handsomely in the years to come. We feel comfortable that the fundamentals of the economy, coupled with the end of the irrational valuations of three years ago, provide an opportunity for higher equity valuations this year. In our opinion, the fact that profitable small-cap stocks did not experience the run to excessive valuations in the late 1990's but have sold off the last three years, indicates that small-caps are likely to outperform the larger blue chip stocks in 2003 and for several years in the future.

Although a challenging environment for the market overall in 2002, the year proved to be a favorable one, on a relative basis, for small-company stocks. Smaller companies again outperformed larger companies, with the smaller-company oriented Russell 2000 Index declining 20.48% during a period in which the S&P 500 Index declined 21.97%. The Oberweis Micro-Cap Portfolio and the Oberweis Emerging Growth Portfolio, which both focus on small company stocks, finished the year with negative returns, decreasing 17.35% and 24.24%, respectively. Five year returns are positive for both the Emerging Growth Portfolio and the Micro-Cap Portfolio compared to negative five year returns for both the Russell 2000 and the Russell 2000 Growth Indices. Mid-cap growth stocks trailed the market in 2002, with the Russell 2000 Mid-Cap Growth Index falling 27.41%. The Oberweis Mid-Cap Portfolio, which increased 112.72% in 1999, declined 32.69% last year. We continue to believe that we are in the middle of a multi-year period favoring small-cap stocks over large-caps.

The average growth rate in both revenues and earnings for the companies included in all three portfolios was in excess of 50% at year-end. The average PE ratio based on this year's estimated earnings was 14.7 for the Micro-Cap Portfolio,
16.8 for the Emerging Growth Portfolio, and 18.2 for the Mid-Cap Portfolio. Each of these ratios compares favorably to the 24.6 PE for the Russell 2000 Growth Index and the 19 PE for the S&P 500. Smaller, growth-oriented companies have often traded with PEs higher than large companies, probably due to their ability to grow at a faster rate than large companies. The Micro-Cap Portfolio was selling at a PE to Growth rate of 0.5, the Emerging Growth Portfolio 0.6, and the Mid-Cap Portfolio of 0.7. The weighted average market cap in the Micro was $142 million, in the Emerging Growth $483 million, and in the Mid-Cap $2.253 billion. The median market caps are even smaller at $96 million, $371 million, and $1.533 billion. The average price-to-sales ratios for the three Portfolios are 0.9, 1.8, and 1.5, respectively. Average return on equity for the companies in the three portfolios was 9.7%, 13.7%, and 15.7%.

We would like to sincerely thank you for investing with us in the Oberweis Funds. If you have any questions on your account, please contact your investment counselor or call shareholder services at (800) 245-7311. If you have questions about the fund's investment policies, please feel free to call our portfolio management team at (800) 323-6166.

Sincerely,

/s/ James D. Oberweis             /s/ James W. Oberweis
James D. Oberweis                 James W. Oberweis


James D. Oberweis                 James W. Oberweis
President                         Senior Vice President
Portfolio Manager                 Portfolio Manager

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies. The market prices for such companies were hurt by the overall negative market environment, though the Micro-Cap Portfolio and the Emerging Growth Portfolio declined significantly less than the benchmark Russell 2000 Growth Index (-17.35% and -24.24% vs. -30.26% for the index) while the Mid-Cap Portfolio declined 32.69%.

The Micro-Cap Portfolio particularly benefited from investments in Central European Distribution, J 2 Global, Lannett, Neoware, and SafeNet. The Emerging Growth Portfolio once again benefited from investments in Panera Bread Company and P.F. Chang's China Bistro, both of which were recognized in last year's commentary for their strong performance. Also contributing strong gains were Biosite, Central European Distribution and Royal Gold. The Mid-Cap Portfolio had gains in Chicos, Cognizant Technology, Expedia, SanDisk, and University of Phoenix Online.

The Portfolio turnover rate for the Micro-Cap Portfolio was 81%. For both the Emerging Growth and Mid-Cap Portfolios it was a comparatively low 66%. The expense ratios for the three portfolios were 1.93% for Micro-Cap, 1.57% for Emerging Growth and 2.00% for Mid-Cap. The average commission rate paid by each portfolio for agency transactions (generally on the NYSE, Instinet, and Bloomberg Tradebook) was less than three cents per share traded. This rate compares quite favorably to most other mutual funds. Decimalization has further reduced spreads and thus transaction costs.

                               THE OBERWEIS FUNDS
                       MANAGEMENT DISCUSSION AND ANALYSIS

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/02

                                                          Since
                           One       Five      Ten      Inception
                          Year       Years    Years      1/7/87
                         ----------------------------------------
OBEGX                    -24.24%    +0.18%    +5.48%      +9.67%
Russell 2000             -20.48%    -1.36%    +7.15%      +8.05%
Russell 2000 Growth      -30.26%    -6.59%    +2.62%      +5.23%

                    Growth of an Assumed $10,000 Investment
                   from January 7, 1987 to December 31, 2002

Oberweis Emerging Growth Portfolio(OBEGX)     Russell 2000   Russell 2000 Growth

12/31/86                         $10,000           $10,000               $10,000
12/31/87                         $ 9,094           $ 8,535               $ 8,953
12/31/88                         $ 9,612           $10,670               $10,776
12/31/89                         $12,012           $12,406               $12,950
12/31/90                         $12,062           $ 9,989               $10,695
12/31/91                         $22,573           $14,589               $16,170
12/31/92                         $25,653           $17,275               $17,426
12/31/93                         $28,147           $20,536               $19,757
12/31/94                         $27,157           $20,161               $19,276
12/31/95                         $38,716           $25,897               $25,260
12/31/96                         $47,413           $30,169               $28,105
12/31/97                         $43,340           $36,916               $31,744
12/31/98                         $42,009           $35,976               $32,134
12/31/99                         $64,348           $43,623               $45,981
12/31/2000                       $57,469           $42,305               $35,668
12/31/2001                       $57,740           $43,357               $32,300
12/31/2002                       $43,746           $34,500               $22,579

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/02

                                                     Since
                             One         Five      Inception
                             Year        Years      1/1/96
                           ---------------------------------
OBMCX                      -17.35%       +3.26%      +6.90%
Russell 2000               -20.48%       -1.36%      +4.17%
Russell 2000 Growth        -30.26%       -6.59%      -1.59%

                    Growth of an Assumed $10,000 Investment
                    from January 1, 1996 to December 31, 2002

                                     Oberweis Micro-Cap
              Russell 2000            Portfolio (OBMCX)    Russell 2000 Growth

1/1/96         $10,000.42                $10,000.00            $ 9,999.75
12/31/96       $11,649.91                $12,280.00            $11,126.00
12/31/97       $14,255.19                $13,590.00            $12,566.28
12/31/98       $13,892.36                $14,180.00            $12,270.76
12/31/99       $16,845.33                $16,940.00            $18,202.44
12/31/2000     $16,336.43                $15,585.47            $14,119.76
12/31/2001     $16,742.57                $19,303.43            $12,816.75
12/31/2002     $13,313.09                $15,953.82            $ 8,938.16

                       Average Annual Total Returns /(1)/
                             Periods ended 12/31/02

                                                         Since
                              One        Five          Inception
                              Year       Years          9/15/96
                            ------------------------------------
OBMDX                       -32.69%      -0.74%           +0.71%
Russell Midcap Growth       -27.41%      -1.82%           +2.70%
Russell 2000 Growth         -30.26%      -6.59%           -2.96%

                    Growth of an Assumed $10,000 Investment
                  from September 15, 1996 to December 31, 2002

              Oberweis Mid-Cap
              Portfolio (OBMDX)     Russell 2000 Growth    Russell Midcap Growth

9/15/96           $10,000                $10,000                $10,000
12/31/96          $10,290                $10,299                $10,581
12/31/97          $10,846                $11,632                $12,966
12/31/98          $13,271                $11,775                $15,282
12/31/99          $28,230                $16,849                $23,121
12/31/2000        $24,548                $13,070                $20,404
12/31/2001        $15,529                $11,864                $16,292
12/31/2002        $10,453                $ 8,274                $11,828

/(1)/Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell Midcap Growth Index measures those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                            Portfolio of Investments

                     December 31, 2002 (value in thousands)

 Shares     Company (Closing Price)                         Value
-------------------------------------------------------------------
            COMMON STOCKS - 102.6%
            Beverages - 2.4%
  80,000    Central European Distribution Corp.
            @ 18.510                                      $   1,481
                                                          ---------

            Chemicals - Specialty - 1.8%
**70,000    Aceto Corp. @ 15.970                              1,118
                                                          ---------

            Commercial Service / Healthcare - 1.8%
  20,000    Pediatrix Medical Group, Inc. @ 40.060              801
  52,000    TriZetto Group, Inc. @ 6.140                        319
                                                          ---------
                                                              1,120
                                                          ---------

            Commercial Service - Misc. - 0.9%
  20,000    StarTek, Inc. @ 27.600                              552
                                                          ---------

            Commercial Service - Security - 1.3%
 *30,000    InVision Technologies, Inc. @ 26.360                791
                                                          ---------

            Commercial Service - Staffing - 1.4%
  30,000    Cross Country, Inc. @ 13.950                        419
  33,750    Right Management Consultants, Inc.
            @ 13.250                                            447
                                                          ---------
                                                                866
                                                          ---------

            Computer - Graphics - 0.8%
  40,000    Nassda Corp. @ 11.220                               449
                                                          ---------

            Computer - Integrated Systems - 1.1%
 100,000    Merge Technologies, Inc. @ 6.880                    688
                                                          ---------

            Computer - Manufacturing - 2.5%
 200,000    Cray, Inc. @ 7.670                                1,534
                                                          ---------

            Computer - Networking - 0.8%
  41,800    Echelon Corp. @ 11.210                              468
                                                          ---------

            Computer - Peripheral Equipment - 2.9%
 120,000    Neoware Systems, Inc. @ 14.910                    1,789
                                                          ---------

            Computer - Services - 3.1%
  17,000    MTC Technologies, Inc. @ 25.300                     430
  50,000    PEC Solutions, Inc. @ 29.900                      1,495
                                                          ---------
                                                              1,925
                                                          ---------

            Computer Software - Desktop - 1.7%
 200,000    ScanSoft, Inc. @ 5.200                            1,040
                                                          ---------

            Computer Software - Enterprise - 4.0%
  80,000    Altiris, Inc. @ 15.920                            1,274
  60,000    Verisity, Ltd. @ 19.060                           1,143
                                                          ---------
                                                              2,417
                                                          ---------

            Computer Software - Finance - 1.1%
  40,000    Intercept Group, Inc. @ 16.931                      677
                                                          ---------

            Computer Software - Medical - 3.6%
 130,500    eResearch Technology, Inc. @ 16.750               2,186
                                                          ---------

            Electronics - Components /
            Semiconductors - 4.5%
  60,000    Artisan Components, Inc. @ 15.430                   926
  60,000    02Micro International, Ltd. @ 9.749                 585
  60,000    Virage Logic Corp. @ 10.030                         602
  45,000    Zoran Corp. @ 14.070                                633
                                                          ---------
                                                              2,746
                                                          ---------

            Electronics - Military Systems - 1.6%
  83,100    Sensytech, Inc. @ 12.020                            999
                                                          ---------

            Electronics - Scientific Instruments - 1.2%
  15,000    FLIR Systems, Inc. @ 48.800                         732
                                                          ---------

            Internet - E Commerce - 1.6%
  25,400    FTD.COM, Inc. @ 15.930                              405
  50,000    Neoforma Systems, Inc. @ 11.950                     597
                                                          ---------
                                                              1,002
                                                          ---------

            Internet - ISP / Content - 4.5%
  60,000    Alloy, Inc. @ 10.950                                657
 100,000    Netease.com, Inc. @ 11.450                        1,145
  60,000    United Online, Inc. @ 15.941                        956
                                                          ---------
                                                              2,758
                                                          ---------

            Internet - Security - 3.6%
  80,000    Digital River, Inc. @ 11.950                        956
  80,000    Secure Computing Corp. @ 6.410                      513
 *50,000    WebEx Communications, Inc. @ 15.000                 750
                                                          ---------
                                                              2,219
                                                          ---------

            Internet Software - 1.0%
  30,000    Websense, Inc. @ 21.361                             641
                                                          ---------

            Leisure - Gaming / Equipment - 0.9%
 *20,000    Multimedia Games, Inc. @ 27.460                     549
                                                          ---------

            Leisure - Photo Equipment - 1.3%
 130,000    Lexar Media, Inc. @ 6.270                           815
                                                          ---------

            Leisure - Services - 1.0%
  55,900    Idine Rewards Network, Inc. @ 10.620                594
                                                          ---------

            Medical / Dental Services - 3.9%
  30,000    aaiPharma, Inc. @ 14.020                            420
  30,000    American Healthways, Inc. @ 17.500                  525
  15,000    ICON Plc. @ 26.910                                  404
  30,000    LabOne, Inc. @ 17.720                               532
  40,000    SFBC International, Inc. @ 12.980                   519
                                                          ---------
                                                              2,400
                                                          ---------

See notes to Portfolio of Investments.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                       Portfolio of Investments (cont'd.)

 Shares          Company (Closing Price)                                  Value
--------------------------------------------------------------------------------

               Medical / Ethical Drugs - 3.5%
   40,000      Axcan Pharma, Inc. @ 11.770                           $      471
  100,000      Bradley Pharmaceuticals, Inc. @ 13.030                     1,303
   15,000      CIMA Labs, Inc. @ 24.191                                     363
                                                                     -----------
                                                                          2,137
                                                                     -----------
               Medical / Generic Drugs - 9.4%
  150,000      Able Laboratories, Inc. @ 11.600                           1,740
   70,000      American Pharmaceutical Partners, Inc.
               @ 17.800                                                   1,246
   50,000      Eon Labs, Inc. @ 18.910                                      946
    4,300      Hi-Tech Pharmacal Company @ 25.650                           110
   60,000      SICOR, Inc. @ 15.850                                         951
   20,000      Taro Pharmaceutical Industries Ltd.
               @ 37.600                                                     752
                                                                     -----------
                                                                          5,745
                                                                     -----------
               Medical - Health Maintenance - 1.6%
   30,000      Centene Corp. @ 33.590                                     1,008
                                                                     -----------

               Medical - Nursing Homes /
               Outpatient Care - 3.9%
   50,000      Dynacq International, Inc. @ 14.368                          718
   20,000      Odyssey Healthcare, Inc. @ 34.700                            694
   40,000      Sunrise Assisted Living, Inc. @ 24.890                       996
                                                                     -----------
                                                                          2,408
                                                                     -----------
               Medical - Products - 2.2%
  *30,000      Biosite, Inc. @ 34.020                                     1,021
   30,000      Closure Medical Corp. @ 10.480                               314
                                                                     -----------
                                                                          1,335
                                                                     -----------
               Metal Ores - Gold / Silver - 1.2%
  *30,000**    Royal Gold, Inc. @ 24.921                                    748
                                                                     -----------

               Pollution Control - Services - 1.3%
   20,000      Waste Connections, Inc. @ 38.610                             772
                                                                     -----------

               Restaurants - 7.3%
  *26,500      P.F. Chang's China Bistro @ 36.300                           962
  100,000      Panera Bread Company @ 34.810                              3,481
                                                                     -----------
                                                                          4,443
                                                                     -----------
               Retail - Apparel - 6.8%
  220,000      Chico's FAS, Inc. @ 18.910                                 4,160
                                                                     -----------

               Retail - Consumer Electronics - 0.5%
   20,000      Electronics Boutique Holdings @ 15.810                       316
                                                                     -----------

               Retail / Wholesale - Building - 0.6%
   10,000      Tractor Supply Company @ 37.600                              376
                                                                     -----------

               Retail / Wholesale - Computers - 2.9%
   35,600      Scansource, Inc. @ 49.300                                  1,755
                                                                     -----------
               Telecommunications - Cellular - 1.6%
  *30,000      Vimpel Communications @ 32.010                               960
                                                                     -----------

               Telecommunications - Equipment - 1.4%
   60,000      Ectel Ltd. @ 8.000                                           480
   25,000      Wavecom SA @ 14.150                                          354
                                                                     -----------
                                                                            834
                                                                     -----------
               Telecommunications - Services - 2.1%
   33,000      Intrado, Inc. @ 9.929                                        328
 **20,000      Shenandoah Telecommunications Company
               @ 48.920                                                     978
                                                                     -----------
                                                                          1,306
                                                                     -----------

               Total Common Stocks
               (Cost: $55,532,000)                                   $   62,859
                                                                     -----------

               Total Investments - 102.6%
               (Cost : $55,532,000)                                  $   62,859
                                                                     -----------

Contracts                                                                 Value
--------------------------------------------------------------------------------

               COVERED CALL OPTIONS - (0.0%)
      200      Biosite, Inc., January 2003 $40                       $        -
      100      InVision Technology, Inc., January 2003 $60                    -
       40      Multimedia Games, Inc., January 2003 $35                       -
       65      PF Chang's China Bistro, Inc.,
               January 2003 $45                                               -
       20      Royal Gold, Inc., January 2003 $25                            (2)
      100      Vimpel Communication, January 2003 $40                         -
      100      Vimpel Communication, January 2003 $35                        (3)
      100      Webex Communications, Inc.,
               January 2003 $25                                               -
                                                                     -----------
               Total Covered Call Options
               (Premiums received : $48,000)                                 (5)

               Other Liabilities less Assets - (2.6%)                    (1,562)
                                                                     -----------

               NET ASSETS - 100%                                     $   61,292
                                                                     ===========

Notes to Portfolio of Investments

* All or a portion of these stocks were segregated as collateral on the Fund's books and records at December 31, 2002 to cover call options written. The aggregate market value was $2,130,000.

** Income producing security during the year ended December 31, 2002. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2002.

Based on the cost of investments of $55,532,000 for federal income tax purposes at December 31, 2002, the aggregate gross unrealized appreciation was $15,033,000, the aggregate gross unrealized depreciation was $7,663,000 and the net unrealized appreciation of investments, and covered call options written was $7,370,000.

                          OBERWEIS MICRO-CAP PORTFOLIO

                            Portfolio of Investments
                     December 31, 2002 (value in thousands)

 Shares          Company (Closing Price)                                  Value
--------------------------------------------------------------------------------
               COMMON STOCKS - 98.8%
               Aerospace / Defense Equipment - 1.8%
   11,800      Aero Systems Engineering, Inc. @ 5.100                $       60
   25,000      Aviall, Inc. @ 8.050                                         201
   30,000      CPI Aerostructures, Inc. @ 4.400                             132
                                                                     -----------
                                                                            393
                                                                     -----------
               Agricultural - Operations - 1.1%
   80,000      Stake Technology, Ltd. @ 3.150                               252
                                                                     -----------
               Banks - Midwest - 1.0%
  **6,000      PrivateBancorp, Inc. @ 37.850                                227
                                                                     -----------
               Banks - Southeast- 0.8%
   20,000      Florida Banks, Inc. @ 8.750                                  175
                                                                     -----------
               Beverages - 3.6%
   43,000      Central European Distribution Corp.
               @ 18.510                                                     796
                                                                     -----------

               Chemicals - Specialty - 4.3%
 **40,000      Aceto Corp. @ 15.970                                         639
 **13,000      Balchem Corp. @ 24.300                                       316
                                                                     -----------
                                                                            955
                                                                     -----------
               Commercial Services - Advertising -  1.1%
   18,500      Equity Marketing, Inc. @ 13.370                              247
                                                                     -----------
               Commercial Services - Security - 0.7%
   50,000      DHB Industries, Inc. @ 1.660                                  83
   17,000      Taser International, Inc. @ 4.040                             69
                                                                     -----------
                                                                            152
                                                                     -----------
               Computer - Graphics - 0.7%
   30,000      Sonic Solutions @ 5.000                                      150
                                                                     -----------
               Computer - Integrated Systems - 1.3%
   40,000      Merge Technologies, Inc. @ 6.880                             275
                                                                     -----------
               Computer - Peripheral Equipment - 5.4%
  *80,000      Neoware Systems, Inc. @ 14.910                             1,193
                                                                     -----------
               Computer Software - Enterprise - 5.2%
   35,000      Firstwave Technologies, Inc. @ 15.920                        557
   60,000      On Technology Corp. @ 3.850                                  231
   25,000      PDF Solutions, Inc. @ 6.930                                  174
   20,000      Retalix Ltd. @ 9.010                                         180
                                                                     -----------
                                                                          1,142
                                                                     -----------
               Computer Software - Medical - 4.8%
   70,000      Netsmart Technologies, Inc. @ 4.669                          327
   80,000      Vital Images, Inc. @ 8.970                                   717
                                                                     -----------
                                                                          1,044
                                                                     -----------

               Consumer Products - Misc. - 0.7%
   23,810      CTI Industries Corp. @ 6.260                                 149
                                                                     -----------
               Cosmetics / Personal Care - 0.8%
   60,000      Innovative Companies, Inc. @ 0.770                            46
   30,000      Natural Alternatives International, Inc.
               @ 3.985                                                      120
                                                                     -----------
                                                                            166
                                                                     -----------
               Electrical - Misc. Components - 0.0%
  **1,800      Water Instruments, Inc. @ 4.499                                8
                                                                     -----------
               Electronics - Semiconductors /
               Components - 1.9%
  *30,000      OmniVision Technologies, Inc. @ 13.570                       407
                                                                     -----------

               Finance - Mortgage - 0.6%
 **20,000      Vestin Group, Inc. @ 6.910                                   138
                                                                     -----------
               Household - Appliances - 1.0%
   20,000      Middleby Corp. @ 10.600                                      212
                                                                     -----------

               Household - Audio / Video - 0.8%
   20,000      The Singing Machine Company, Inc.
               @ 9.000                                                      180
                                                                     -----------

               Insurance - Health - 1.5%
   80,000      HealthExtras, Inc. @ 4.050                                   324
                                                                     -----------

               Internet - Content - 5.6%
   60,000      eUniverse, Inc. @ 5.680                                      341
   30,000      FindWhat.com @ 7.990                                         240
  100,000      Sohu.com, Inc. @ 6.400                                       640
                                                                     -----------
                                                                          1,221
                                                                     -----------
               Internet - E Commerce - 2.3%
  120,000      E-LOAN, Inc. @ 1.849                                         222
   30,000      NetBank, Inc. @ 9.680                                        290
                                                                     -----------
                                                                            512
                                                                     -----------
               Internet - ISP - 6.1%
   70,000      j2 Global Communications, Inc. @ 19.040                    1,333
                                                                     -----------

               Internet - Security / Solutions - 4.5%
   60,000      CyberGuard Corp. @ 5.790                                     347
   25,000      SafeNet, Inc. @ 25.350                                       634
                                                                     -----------
                                                                            981
                                                                     -----------
               Leisure - Services - 0.5%
   20,000      Precis, Inc. @ 5.521                                         110
                                                                     -----------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO

                       Portfolio of Investments (cont'd.)

Shares          Company (Closing Price)                                  Value
--------------------------------------------------------------------------------
               Medical / Dental Services - 4.7%
   50,000      Covalent Group, Inc. @ 2.960                          $      148
   30,000      Kendle International, Inc. @ 8.801                           264
   50,000      National Medical Health Card Systems, Inc.
               @ 8.670                                                      433
   40,000      Women First HealthCare, Inc. @ 4.561                         182
                                                                     -----------
                                                                          1,027
                                                                     -----------
               Medical / Dental Supplies - 2.4%
   15,000      Advanced Neuromodulation Systems, Inc.
               @ 35.100                                                     526
                                                                     -----------

               Medical / Ethical Drugs - 5.7%
   70,000      Bradley Pharmaceuticals, Inc. @ 13.030                       912
   80,000      Flamel Technologies S.A. @ 4.350                             348
                                                                     -----------
                                                                          1,260
                                                                     -----------
               Medical / Generic Drugs - 5.4%
   60,000      Able Laboratories, Inc. @ 11.600                             696
   30,000      Lannett Company, Inc. @ 16.380                               491
                                                                     -----------
                                                                          1,187
                                                                     -----------
               Medical - Instruments - 2.5%
   40,000      Biolase Technology, Inc. @ 5.490                             220
   40,000      HealthTronics Surgical Services, Inc.
               @ 8.011                                                      320
                                                                     -----------
                                                                            540
                                                                     -----------
               Medical - Labs & Testing Services - 0.4%
   35,300      Bio-Imaging Technologies, Inc. @ 2.200                        78
                                                                     -----------

               Medical - Outpatient / Home Care - 1.8%
   50,000      Allied Healthcare International, Inc @ 4.390                 219
   10,000      Curative Health Services, Inc. @ 17.250                      173
                                                                     -----------
                                                                            392
                                                                     -----------
               Medical - Products - 6.4%
  100,000      American Bio Medica Corp. @ 1.211                            121
   30,000      Inverness Medical Innovation, Inc.
               @ 13.150                                                     395
   30,000      Possis Medical, Inc. @ 18.000                                540
   40,000      Synovis Life Technologies, Inc. @ 8.990                      360
                                                                     -----------
                                                                          1,416
                                                                     -----------
               Medical - Systems / Equipment - 0.6%
   10,000      Cantel Medical Corp. @ 12.660                                127
                                                                     -----------
               Oil & Gas - U.S. Exploration &
               Production - 0.8%
   60,000      The Exploration Company of Delaware, Inc.
               @ 2.980                                                      179
                                                                     -----------

               Pollution Control - Equipment - 1.0%
   26,000      Gundle/SLT Environmental, Inc. @ 8.840                       230
                                                                     -----------

               Restaurants - 1.1%
   30,000      Total Entertainment Restaurant Corp.
               @ 8.450                                                      254
                                                                     -----------

               Retail - Drug Stores - 0.0%
    4,800      Nyer Medical Group, Inc. @ 1.250                               6
                                                                     -----------

               Retail - Mail Order & Direct - 0.7%
 **26,000      Collegiate Pacific, Inc. @ 5.800                             151
                                                                     -----------

               Retail - Misc.- 1.4%
   30,000      Gaiam, Inc. @ 10.370                                         311
                                                                     -----------

               Retail / Wholesale - Computer / Cell - 1.8%
   30,000      GTSI Corp. @ 13.450                                          404
                                                                     -----------
               Retail / Wholesale Jewelry - 1.2%

   50,000      Charles & Colvard, Ltd. @ 5.400                              270
                                                                     -----------

               Shoes & Related Apparel - 0.2%
   14,200      Jaclyn, Inc. @ 2.990                                          42
                                                                     -----------
               Telecommunications - Equipment - 1.4%
   50,000      Micronetics, Inc. @ 3.250                                    162
  120,000      Verilink Corp. @ 1.200                                       144
                                                                     -----------
                                                                            306
                                                                     -----------
               Telecommunications - Services - 1.2%
   19,100      C2, Inc. @ 13.730                                            262
                                                                     -----------

               Total Common Stocks
               (Cost: $17,845,000)                                   $   21,710
                                                                     -----------

               Total Investments - 98.8%
               (Cost: $17,845,000)                                   $   21,710
                                                                     -----------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO

                       Portfolio of Investments (cont'd.)

Contracts                                                                 Value
--------------------------------------------------------------------------------

         COVERED CALL OPTIONS - (0.0%)

   30    Neoware Systems, Inc., January 2003 $25                     $      --
   40    Neoware Systems, Inc., March 2003 $25                              --
  200    OmniVision Technologies,Inc.,
         January 2003 $20                                                   --
                                                                     ----------
         Total Covered Call Options
         (Premiums received: $17,000)                                       --
         Other Assets less Liabilities - 1.2%                              268
                                                                     ----------

         NET ASSETS - 100%                                           $  21,978
                                                                     ==========

Notes to Portfolio of Investments

* All or a portion of these stocks were segregated as collateral on the Fund's books and records at December 31, 2002 to cover call options written. The aggregate market value was $376,000.

** Income producing security during the year ended December 31, 2002. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2002.

Based on the cost of investments of $17,845,000 for federal income tax purposes at December 31, 2002, the aggregate gross unrealized appreciation was $6,115,000, the aggregate gross unrealized depreciation was $2,233,000 and the net unrealized appreciation of investments, and covered call options written was $3,882,000.

                           OBERWEIS MID-CAP PORTFOLIO

                            Portfolio of Investments

                     December 31, 2002 (value in thousands)

Shares       Company (Closing Price)                                    Value
------------------------------------------------------------------------------
            COMMON STOCKS - 100.3%

            Aerospace - Defense Equipment - 4.3%
    3,000   Alliant Techsystems, Inc. @ 62.350                    $       187
                                                                  -----------

            Building - Mobile / Manufacturing
            & RV - 0.9%
  **1,200   Thor Industries, Inc. @ 34.430                                 41
                                                                  -----------

            Commercial Services - Misc. - 2.0%
    4,500   Copart, Inc. @ 11.840                                          53
    4,000   PRG-Schultz International, Inc. @ 8.900                        36
                                                                  -----------
                                                                           89
                                                                  -----------

            Commercial Services - Schools - 2.7%
    3,000   Career Education Corp. @ 40.000                               120
                                                                  -----------

            Computer - Graphics - 2.1%
    2,000   Synopsys, Inc. @ 46.150                                        92
                                                                  -----------

            Computer - Memory Devices - 2.0%
    4,000   Advanced PCS @ 22.210                                          89
                                                                  -----------

            Computer - Networking - 0.6%
    6,000   Brocade Communication Systems, Inc.
            @ 4.140                                                        25
                                                                  -----------

            Computer Services - 8.4%
    2,000   Affiliated Computer Services, Inc. @ 52.650                   105
    2,000   Cognizant Technology Solutions Corp.
            @ 72.230                                                      145
    5,000   SunGard Data Systems, Inc. @ 23.560                           118
                                                                  -----------
                                                                          368
                                                                  -----------

            Computer Software - Enterprise - 1.4%
    5,000   NetIQ Corp. @ 12.350                                           62
                                                                  -----------

            Electronics - Components /
            Semiconductors - 8.4%
    1,000   Cabot Microelectronics Corp. @ 47.200                          47
    2,500   Integrated Circuit Systems, Inc. @ 18.250                      46
    4,000   Marvell Technology Group, Ltd. @ 18.860                        75
    5,000   RF Micro Devices, Inc. @ 7.330                                 37
   *8,000   Sandisk Corp. @ 20.300                                        162
                                                                  -----------
                                                                          367
                                                                  -----------

            Electronics - Military Systems - 4.1%
    4,000   L-3 Communications Holdings, Inc.
            @ 44.910                                                      180
                                                                  -----------

            Finance - Savings & Loan - 0.4%
  **1,000   W Holding Company, Inc. @ 16.410                               16
                                                                  -----------

            Financial Services - Misc. - 1.3%
  **2,000   Investors Financial Services Corp.
            @ 27.390                                                       55
                                                                  -----------

            Insurance - Brokers - 2.2%
  **3,000   Brown & Brown, Inc. @ 32.320                                   97
                                                                  -----------

            Internet - E Commerce - 6.0%
    2,666   University of Phoenix Online @ 35.840                          96
    2,500   Expedia, Inc. @ 66.930                                        167
                                                                  -----------
                                                                          263
                                                                  -----------

            Internet - Security / Solutions - 3.4%
    5,000   NetScreen Technologies, Inc. @ 16.840                          84
    4,050   Network Associates, Inc. @ 16.090                              65
                                                                  -----------
                                                                          149
                                                                  -----------

            Leisure - Products - 1.5%
    5,000   Nautilus Group, Inc. @ 13.360                                  67
                                                                  -----------

            Leisure - Toys / Games - 1.1%
    2,000   Leapfrog Enterprises, Inc. @ 25.150                            50
                                                                  -----------

            Medical - Biomed / Genetics - 2.1%
    1,200   Cephalon, Inc. @ 48.668                                        58
    2,000   Enzon Pharmaceutical, Inc. @ 16.720                            34
                                                                  -----------
                                                                           92
                                                                  -----------

            Medical - Dental Services - 9.1%
    2,250   Accredo Health, Inc. @ 35.250                                  79
   10,000   Caremark Rx, Inc. @ 16.250                                    163
  **1,000   Dentsply International, Inc. @ 37.200                          37
    4,000   Pharmaceutical Product Development, Inc.
            @ 29.270                                                      117
                                                                  -----------
                                                                          396
                                                                  -----------

            Medical - Generic Drugs - 11.3%
    4,000   American Pharmaceutical Partners, Inc.
            @ 17.800                                                       71
    2,000   Barr Laboratories, Inc. @ 65.090                              130
    6,000   Biovail Corp @ 26.410                                         159
    3,000   Eon Labs, Inc. @ 18.910                                        57
    2,000   Taro Pharmaceutical Industries, Ltd.
            @ 37.600                                                       75
                                                                  -----------
                                                                          492
                                                                  -----------

            Medical - Products - 2.5%
    2,000   Charles River Labs International, Inc.
            @ 38.480                                                       77
    1,000   ResMed, Inc. @ 30.570                                          31
                                                                  -----------
                                                                          108
                                                                  -----------

            Medical - Systems / Equipment - 2.2%
    3,900   CTI Molecular Imaging @ 24.660                                 96
                                                                  -----------

            Metal Fabrication - 1.9%
    5,000   Shaw Group, Inc. @ 16.450                                      82
                                                                  -----------

See notes to Portfolio of Investments.

                           OBERWEIS MID-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)

Shares         Company (Closing Price)                       Value
--------------------------------------------------------------------
            Oil & Gas - U.S. Exploration &
            Production - 1.7%
    2,000   Pogo Producing Company @ 37.250                $      74
                                                           ---------

            Retail - Apparel / Shoe - 6.6%
    3,000   Aeropostale, Inc. @ 10.570                            32
   10,000   Chico's FAS, Inc. @ 18.910                           189
    2,000   Coach, Inc. @ 32.920                                  66
                                                           ---------
                                                                 287
                                                           ---------

            Retail - Restaurants - 1.8%
    4,000   Sonic Corp. @ 20.490                                  82
                                                           ---------

            Retail - Wholesale / Food - 1.6%
    2,000   Performance Food Group Company
            @ 33.860                                              68
                                                           ---------

            Telecommunications - Cellular - 4.4%
    6,000   Vimpel Communications @ 32.010                       192
                                                           ---------

            Telecommunications - Equipment - 2.3%
    5,000   UTStarcom, Inc. @ 19.830                              99
                                                           ---------

            Total Common Stocks
            (Cost: $4,750,000)                             $   4,385
                                                           ---------

            WARRANTS - 0.4%
            Internet - E Commerce - 0.4%
      480   Expedia, Inc. Expiration 2/4/2009 @ 35.820     $      17
                                                           ---------

            Total Warrants
            (Cost: $9,000)                                        17
                                                           ---------

            Total Investments - 100.6%
            (Cost: $4,759,000)                             $   4,402
                                                           ---------

Contracts                                                    Value
--------------------------------------------------------------------
            COVERED CALL OPTIONS -(0.0%)
       80   Sandisk Corp., January 2003 $35                $      --
                                                           ---------
            Total Covered Call Options
            (Premiums received: $5,000)                           --

            Other Liabilities less Assets - (0.7%)               (32)
                                                           ---------

            NET ASSETS - 100%                              $   4,370
                                                           =========

Notes to Portfolio of Investments

* All or a portion of these stocks were segregated as collateral on the Fund's books and records at December 31, 2002 to cover call options written. The aggregate market value was $162,000.

** Income producing security during the year ended December 31, 2002. Securities not indicated as income producing did not pay dividends for the year ended December 31, 2002.

   Based on the cost of investments of $4,759,000 for federal income tax purposes at December 31, 2002, the aggregate gross unrealized appreciation was $592,000, the aggregate gross unrealized depreciation was $944,000 and the net unrealized depreciation of investments was $352,000.

                               THE OBERWEIS FUNDS

                       Statement of Assets and Liabilities

           December 31, 2002 (in thousands, except pricing of shares)

                                                                      Emerging Growth       Micro-Cap     Mid-Cap
                                                                         Portfolio          Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------------
Assets:
       Investment securities at value                                    $ 62,859           $ 21,710      $  4,402
           (Cost: $55,532, $17,845 and $4,759, respectively)

       Cash                                                                     -                 97             -
       Receivable from securities sold                                        501                198             -
       Dividends and interest receivable                                        9                  9             -
       Prepaid expenses                                                        27                 15            10
                                                                         --------           --------      --------
           Total Assets                                                    63,396             22,029         4,412
                                                                         --------           --------      --------
Liabilities:
       Payable to custodian bank                                              703                  -            33
       Options written at value
       (Premiums received: $48, $17 and $5, respectively)                       5                  -             -
       Payable for fund shares redeemed                                     1,037                  -             -
       Payable for securities purchased                                       261                  -             -
       Payable to advisor                                                      46                 19             3
       Payable to distributor                                                  14                  5             1
       Accrued expenses                                                        38                 27             5
                                                                         --------           --------      --------
           Total Liabilities                                                2,104                 51            42
                                                                         --------           --------      --------
Net Assets                                                               $ 61,292           $ 21,978      $  4,370
                                                                         --------           --------      --------
Analysis of net assets:
       Aggregate paid in capital                                         $ 62,965           $ 18,684      $  8,025
       Accumulated net realized loss on investments                        (9,043)              (588)       (3,303)
       Net unrealized appreciation (depreciation) of investments            7,370              3,882          (352)
                                                                         --------           --------      --------
           Net Assets                                                    $ 61,292           $ 21,978      $  4,370
                                                                         ========           ========      ========
The Pricing of Shares:
       Net asset value and offering price per share
Emerging Growth Portfolio:
       ($61,291,962 divided by 3,799,529 shares outstanding)             $  16.13
                                                                         ========

Micro-Cap Portfolio:
       ($21,977,933 divided by 1,586,099 shares outstanding)                                $  13.86
                                                                                            ========

Mid-Cap Portfolio:
       ($4,369,753 divided by 599,480 shares outstanding)                                                 $   7.29
                                                                                                          ========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                             Statement of Operations

                  Year Ended December 31, 2002 (in thousands)

                                                                         Emerging Growth    Micro-Cap     Mid-Cap
                                                                            Portfolio       Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                                $        7       $      12    $      --
   Dividends                                                                       36              55            5
                                                                           ----------       ---------    ---------
     Total Investment Income                                                       43              67            5
                                                                           ----------       ---------    ---------

Expenses:
   Investment advisory fees                                                       275             147           21
   Management fees                                                                250              98           21
   Distribution fees                                                              156              61           13
   Transfer agent fees and expenses                                               112              59           28
   Professional fees                                                               61              31            6
   Custodian fees and expenses                                                     51              42           26
   Federal and state registration fees                                             25              20           17
   Shareholder reports                                                             23               5            4
   Trustees' fees                                                                  11               3            1
   Insurance                                                                       10               3            1
   Miscellaneous                                                                    3               2           --
                                                                           ----------       ---------    ---------
     Total Expenses                                                               977             471          138
                                                                           ----------       ---------    ---------

Net Investment Loss Before Expense Reimbursement                                 (934)           (404)        (133)
   Expense Reimbursement and Earnings Credits                                       7               5           34
                                                                           ----------       ---------    ---------
Net Investment Loss                                                              (927)           (399)         (99)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments                                          (875)          1,745         (993)
Net realized gain from covered call options written                               414              83            8
                                                                           ----------       ---------    ---------
    Total net realized gain (loss)                                               (461)          1,828         (985)
Decrease in net unrealized appreciation (depreciation) of investments         (17,586)         (6,781)      (1,108)
                                                                           ----------       ---------    ---------
Net realized and unrealized loss on investments                               (18,047)         (4,953)      (2,093)
                                                                           ----------       ---------    ---------
Net decrease in net assets resulting from operations                       $  (18,974)      $  (5,352)   $  (2,192)
                                                                           ==========       =========    =========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

                                                                                  Emerging Growth Portfolio
                                                                                ------------------------------
                                                                                   Years ended December 31,
                                                                                    2002               2001
                                                                                ------------------------------
From Operations:
     Net investment loss                                                        $     (927)        $   (1,193)
     Net realized loss on investments                                                 (461)            (8,576)
     Increase (decrease) in net unrealized appreciation of investments             (17,586)             9,511
                                                                                ----------         ----------
     Net decrease in net assets resulting from operations                          (18,974)              (258)
                                                                                ----------         ----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                               33,257             31,810
     Redemption of shares                                                          (32,005)           (36,181)
                                                                                ----------         ----------
     Net increase (decrease) from capital share transactions                         1,252             (4,371)
                                                                                ----------         ----------
     Total decrease in net assets                                                  (17,722)            (4,629)
                                                                                ----------         ----------

Net Assets:
     Beginning of year                                                              79,014             83,643
                                                                                ----------         ----------

     End of year                                                                $   61,292         $   79,014
                                                                                ==========         ==========

Transactions in Shares:
     Shares sold                                                                     1,918              1,488
     Less shares redeemed                                                           (1,830)            (1,724)
                                                                                ----------         ----------
     Net increase (decrease) from capital share transactions                            88               (236)
                                                                                ==========         ==========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

                                                                                  Micro-Cap Portfolio
                                                                              ----------------------------
                                                                                Years ended December 31,
                                                                                 2002              2001
                                                                              ----------------------------
From Operations:
     Net investment loss                                                      $     (399)       $     (426)
     Net realized gain (loss) on investments                                       1,828            (1,801)
     Increase (decrease) in net unrealized appreciation of investments            (6,781)            8,492
                                                                              ----------        ----------
     Net increase (decrease) in net assets resulting from operations              (5,352)            6,265
                                                                              ----------        ----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                             25,626            54,301
     Redemption of shares                                                        (46,113)          (33,240)
                                                                              ----------        ----------
     Net increase (decrease) from capital share transactions                     (20,487)           21,061
                                                                              ----------        ----------
     Total increase (decrease) in net assets                                     (25,839)           27,326

Net Assets:
     Beginning of year                                                            47,817            20,491
                                                                              ----------        ----------
     End of year                                                              $   21,978        $   47,817
                                                                              ==========        ==========

Transactions in Shares:
     Shares sold                                                                   1,766             3,538
     Less shares redeemed                                                         (3,032)           (2,199)
                                                                              ----------        ----------
     Net increase (decrease) from capital share transactions                      (1,266)            1,339
                                                                              ==========        ==========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

                                                                                  Micro-Cap Portfolio
                                                                              ----------------------------
                                                                                Years ended December 31,
                                                                                 2002              2001
                                                                              ----------------------------
From Operations:
     Net investment loss                                                      $      (99)       $     (147)
     Net realized loss on investments                                               (985)           (2,234)
     Decrease in net unrealized appreciation (depreciation) of investments        (1,108)           (2,169)
                                                                              ----------        ----------
     Net decrease in net assets resulting from operations                         (2,192)           (4,550)
                                                                              ----------        ----------
From Capital Share Transactions:
     Net proceeds from sale of shares                                                759             3,315
     Redemption of shares                                                           (646)           (4,624)
                                                                              ----------        ----------
     Net increase (decrease) from capital share transactions                         113            (1,309)
                                                                              ----------        ----------
     Total decrease in net assets                                                 (2,079)           (5,859)

Net Assets:
     Beginning of year                                                             6,449            12,308
                                                                              ----------        ----------
     End of year                                                              $    4,370        $    6,449
                                                                              ==========        ==========

Transactions in Shares:
     Shares sold                                                                      84               235
     Less shares redeemed                                                            (80)             (358)
                                                                              ----------        ----------
     Net increase (decrease) from capital share transactions                           4              (123)
                                                                              ==========        ==========

                 See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                          Notes to Financial Statements

                                December 31, 2002

1. Significant Accounting Policies
Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require a reclassification. As of December 31, 2002, the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios had federal income tax capital loss carryforwards of $6,668,291, $280,897 and $2,042,858, respectively, expiring in 2009 and
$1,086,764, expiring in 2010 for the Mid-Cap Portfolio. The difference between the book basis and tax basis of accumulated net realized loss on investments is attributable to $2,374,709, $306,952 and $173,823 of post October 2002 capital losses from the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios, respectively. The Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio made no tax based distributions and had no undistributed tax ordinary income as of December 31, 2002.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates
The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), is an affiliate of OAM, the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50 million. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $275,000, $147,000, and $21,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $250,000, $98,000 and $21,000, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Mid-Cap Portfolio $33,000 for the year ended December 31, 2002.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the year ended December 31, 2002, the Funds made no direct payments to its officers and paid $15,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets for compensation of services. For the year ended December 31, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio incurred distribution fees totaling $156,000, $61,000 and $13,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the year ended December 31, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio paid commissions of $10,000, $4,000 and $1,000, respectively to Oberweis Securities.

3. Investment transactions
The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2002, other than options written and money market investments, aggregated $48,650,000 and $42,060,000, respectively, for the Emerging Growth Portfolio, $20,135,000 and $32,921,000, respectively, for the Micro-Cap Portfolio, and $3,410,000 and $3,536,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the year ended December 31, 2002 were as follows:

                                                Emerging Growth                 Micro-Cap                    Mid-Cap
                                                   Portfolio                    Portfolio                   Portfolio
                                             -----------------------     -----------------------     -----------------------
                                                Number                      Number                     Number
                                                  of       Premiums           of       Premiums          of        Premiums
                                              Contracts    Received       Contracts    Received       Contracts    Received
                                             -----------------------     -----------------------     -----------------------
Options outstanding at beginning of year         1,890    $ 203,000            225    $  26,000             --    $      --
Options written                                  4,074      291,000          1,210       88,000            168       13,000
Options expired                                 (4,234)    (348,000)          (845)     (69,000)           (88)      (8,000)
Options closed                                    (170)     (26,000)          (220)     (20,000)            --           --
Options assigned                                  (835)     (72,000)          (100)      (8,000)            --           --
                                             -----------------------     -----------------------     -----------------------
Options outstanding at end of year                 725    $  48,000            270    $  17,000             80    $   5,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. Redemption fee
A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $118,000 and $2,000, respectively, for the year ended December 31, 2002, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $7,000, $5,000 and $1,000, respectively. During the year ended December 31, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $4,000, $6,000 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each year is as follows:

                                                                                Emerging Growth Portfolio
                                                                                 Years ended December 31,
                                                                 -------------------------------------------------------
                                                                   2002        2001       2000        1999        1998
                                                                 -------------------------------------------------------
Net asset value at beginning of year                             $  21.29    $  21.19   $  36.15    $  23.60    $  25.71
Income (loss) from investment operations:
Net investment loss /(a)/                                            (.26)       (.31)      (.48)       (.41)       (.33)
Net realized and unrealized gain (loss) on investments              (4.90)        .41      (1.37)      12.96        (.63)
                                                                 --------    --------   --------    --------    --------
Total from investment operations                                    (5.16)        .10      (1.85)      12.55        (.96)
Less distributions:
Distribution from net realized gains on investments                    --          --     (13.11)         --       (1.15)
                                                                 --------    --------   --------    --------    --------

Net asset value at end of year                                   $  16.13    $  21.29   $  21.19    $  36.15    $  23.60
                                                                 ========    ========   ========    ========    ========
Total Return (%)                                                    (24.2)        0.5      (10.7)       53.2        (3.1)
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                         $ 61,292    $ 79,014   $ 83,643    $105,128    $ 93,115
Ratio of expenses to average net assets (%)                          1.57        1.65       1.42        1.59        1.55
Ratio of net investment loss to average net assets (%)              (1.48)      (1.51)     (1.27)      (1.56)      (1.37)
Portfolio turnover rate (%)                                            66          66         73          63          49
Average commission rate paid                                     $  .0265    $  .0336   $  .0342    $  .0305    $  .0280

_________
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                   Micro-Cap Portfolio
                                                                                 Years ended December 31,
                                                                 ---------------------------------------------------------
                                                                   2002        2001       2000        1999          1998
                                                                 ---------------------------------------------------------
Net asset value at beginning of year                             $  16.77    $  13.54   $  16.94    $  14.18      $  13.59
Income (loss) from investment operations:
Net investment loss /(a)/                                            (.24)       (.24)      (.33)       (.28)         (.24)
Net realized and unrealized gain (loss) on investments              (2.67)       3.47       (.74)       3.04           .83
                                                                 --------    --------   --------    --------      --------
Total from investment operations                                    (2.91)       3.23      (1.07)       2.76           .59
Less distributions:
Distributions from net realized gains on investments                   --          --      (2.33)         --            --
                                                                 --------    --------   --------    --------      --------
Net asset value at end of year                                   $  13.86    $  16.77   $  13.54    $  16.94      $  14.18
                                                                 ========    ========   ========    ========      ========
Total Return (%)                                                    (17.3)       23.9       (8.0)       19.5           4.3
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                         $ 21,978    $ 47,817   $ 20,491    $ 21,301      $ 28,290
Ratio of expenses to average net assets (%)                          1.93        1.98       1.96        2.00/(b)/     1.99/(b)/
Ratio of net investment loss to average net assets (%)              (1.64)      (1.59)     (1.79)      (1.98)        (1.83)
Portfolio turnover rate (%)                                            81          82         79          46            41
Average commission rate paid                                     $  .0256    $  .0307   $  .0271    $  .0328      $  .0288

_________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.17% and 2.06%, for 1999 and 1998, respectively, before expense reimbursement.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                         Mid-Cap Portfolio
                                                                                    Years ended December 31,
                                                               -----------------------------------------------------------------
                                                                 2002           2001          2000        1999          1998
                                                               -----------------------------------------------------------------
Net asset value at beginning of year                           $  10.83      $   17.12      $  24.29    $  12.86      $  10.51
Income (loss) from investment operations:
Net investment loss /(a)/                                          (.17)          (.21)         (.46)       (.31)         (.21)
Net realized and unrealized gain (loss) on investments            (3.37)         (6.08)        (2.27)      14.22          2.56
                                                               --------      ---------      --------    --------      --------
Total from investment operations                                  (3.54)         (6.29)        (2.73)      13.91          2.35
Less distributions:
Distributions from net realized gains on investments                 --             --         (4.44)      (2.48)           --
                                                               --------      ---------      --------    --------      --------
Net asset value at end of year                                 $   7.29      $   10.83      $  17.12    $  24.29      $  12.86
                                                               ========      =========      ========    ========      ========
Total Return (%)                                                  (32.7)         (36.7)        (13.1)      112.7          22.4
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                       $  4,370      $   6,449      $ 12,308    $ 14,085      $  6,916
Ratio of expenses to average net assets (%)                        2.00/(b)/      2.00/(b)/     1.86        2.00/(b)/     2.00/(b)/
Ratio of net investment loss to average net assets (%)            (1.91)         (1.75)        (1.78)      (1.93)        (1.94)
Portfolio turnover rate (%)                                          66            115            97         153            72
Average commission rate paid                                   $  .0256      $   .0312      $  .0269    $  .0345      $  .0305

_________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.66%, 2.60%, 2.43%, and 2.61%, for 2002, 2001, 1999, and 1998,
respectively, before expense reimbursement and earnings credits.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of The Oberweis Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio (three portfolios constituting The Oberweis Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Funds' statements of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the four years in the period ended December 31, 2001 were audited by other auditors, whose report dated February 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

January 27, 2003
Chicago, Illinois

                  Trustees and Officers of The Oberweis Funds

                                                                                                         NUMBER OF
                                                TERM OF OFFICE                                          PORTFOLIOS
   NAME, ADDRESS             POSITION HELD       AND LENGTH OF       PRINCIPAL OCCUPATION                OVERSEEN          OTHER
     AND AGE                   WITH FUND          TIME SERVED           LAST FIVE YEARS                 BY TRUSTEE     DIRECTORSHIPS
Thomas J. Burke (71)       Trustee            Trustee since         President - Burke Medical                3              None
951 Ice Cream Dr.                             May, 1991 /(1)/       Associates, 1968 to present;
North Aurora, IL 60542                                              retired medical physician,
                                                                    practicing medical physician
                                                                    until November 1, 1995.

Douglas P. Hoffmeyer (55)  Trustee            Trustee since         Retired; Chief Financial                 3              None
951 Ice Cream Dr.                             May, 1991 /(1)/       Officer-Eziaz (provider of
North Aurora, IL 60542                                              broadband services to
                                                                    multi-tenant office buildings),
                                                                    April, 2000 to June 2000. Vice
                                                                    President- Finance- Teltrend,
                                                                    Inc. (manufacturer of
                                                                    telecommunications equipment),
                                                                    October, 1986 to April, 2000.

James D. Oberweis (56)     Trustee/           Trustee and Officer   Chairman and Director- Oberweis          3              None
951 Ice Cream Dr.          President /(2)/    since                 Asset Management, Inc. September,
North Aurora, IL 60542                        July, 1986 /(1)(3)/   2001 to present. President -
                                                                    September, 1989 to August, 2001.


Edward F. Streit (67)      Trustee            Trustee since         Licensed attorney in private             3              None
951 Ice Cream Dr.                             February, 1991 /(1)/   practice, 1962 to present.
North Aurora, IL 60542

Patrick B. Joyce (43)      Executive Vice     Officer since         Executive Vice President,          Not Applicable       None
951 Ice Cream Dr.          President and      October, 1994 /(3)/   Secretary and Director -
North Aurora, IL 60542     Treasurer                                Oberweis Asset Management, Inc.,
                                                                    September, 1994 to present;
                                                                    Executive Vice President and
                                                                    Director - Oberweis Securities,
                                                                    Inc. September, 1996 to present.

Martin L. Yokosawa (42)    Senior Vice        Officer since         Senior Vice President -            Not Applicable       None
951 Ice Cream Dr.          President          October, 1994 /(3)/   Oberweis Asset Management, Inc.,
North Aurora, IL 60542                                              September, 1994 to Present;
                                                                    Senior Vice President - Oberweis
                                                                    Securities, Inc., January, 1997
                                                                    to present.

James W. Oberweis (28)     Senior Vice        Officer since         President - Oberweis Asset         Not Applicable       None
951 Ice Cream Dr.          President          August, 1996 /(3)/    Management, Inc., September,
North Aurora, IL 60542                                              2001 to present; Senior Vice
                                                                    President May, 1996 to August,
                                                                    2001; Portfolio Manager from
                                                                    December, 1995 to present;
                                                                    President and Director -
                                                                    Oberweis Securities, Inc.,
                                                                    September, 1996 to present.

Steven J. LeMire (33)      Vice President     Officer since         Vice President, Administration -   Not Applicable       None
951 Ice Cream Dr.          and Secretary      August, 1998 /(3)/    Oberweis Asset Management, Inc.,
North Aurora, IL 60542                                              June, 2000 to present; Compliance
                                                                    Manager - Oberweis Securities,
                                                                    Inc., March 1997 to June, 2000.

(1) - Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

(2) - James D. Oberweis is an interested trustee of the Fund by reasons of his positions as the President of the Fund and the Chairman and a portfolio manager of Oberweis Asset Management, Inc., the Fund's investment advisor.

(3) - Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Trustees and Officers
James D. Oberweis             Thomas J. Burke
Trustee and President         Trustee

Douglas P. Hoffmeyer          Edward F. Streit
Trustee                       Trustee

Patrick B. Joyce              Martin L. Yokosawa
Executive Vice President      Senior Vice President
Treasurer

James W. Oberweis             Steven J. LeMire
Senior Vice President         Vice President
                              Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601

Independent Auditors
PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606


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                  Emerging Growth Portfolio
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               Oberweis
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                 Annual Report

                    Audited

               December 31, 2002